LOANS, FINANCING AND DEBENTURES - Breakdown by currency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Borrowings	R$ 77,172,692	R$ 74,574,591	R$ 79,628,629
Brazil, Brazil Real
LOANS, FINANCING AND DEBENTURES
Borrowings	15,868,019	13,347,244
US Dollars
LOANS, FINANCING AND DEBENTURES
Borrowings	61,304,673	61,216,140
Currency basket
LOANS, FINANCING AND DEBENTURES
Borrowings		R$ 11,207